Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of assets and liabilities

All amounts in Canadian dollars	US dollar	Mexican peso
Cash and cash equivalents	$2,343,681	$458,149
Accounts receivable and prepaid expenses	4,703	113
Gold in trust	1,082,801	-
Total assets	$3,431,185	$458,262

Trade and other payables	$53,348	$14,087
Gold loan payable	4,371,546	-
Derivative financial liabilities	108,830	-
Total liabilities	$4,533,724	$14,087

Net assets	$(1,102,539)	$444,175

Schedule of assets and liabilities at fair value

	Level 1	Level 2	Level 3	Total
	$	$	$	$
Derivative financial liabilities	-	108,830	-	108,830